                                     Rule 497(e) File Nos. 33-5819 and 811-5034

Supplement

DATED JULY 28, 2000 TO
PROSPECTUS DATED MAY 1, 2000

CITIFUNDS(R) NATIONAL TAX FREE INCOME PORTFOLIO

Effective Friday, July 14, 2000, the front-end sales charge on Class A shares of the Fund will be waived. As of that date, Class B shares will no longer be offered. Class B shares will be converted to Class A shares without imposition of any contingent deferred sales charge.

In addition, effective September 11, 2000, exchanges into certain of the CitiFunds or other mutual funds previously available for exchange will no longer be allowed. Please consult your Service Agent for more information.

                                     Rule 497(e) File Nos. 33-5819 and 811-5034

Supplement

DATED JULY 28, 2000 TO
PROSPECTUS DATED MAY 1, 2000

CITIFUNDS(R) NEW YORK TAX FREE INCOME PORTFOLIO

Effective Friday, July 14, 2000, the front-end sales charge on Class A shares of the Fund will be waived. As of that date, Class B shares will no longer be offered. Class B shares will be converted to Class A shares without imposition of any contingent deferred sales charge.

In addition, effective September 11, 2000, exchanges into certain of the CitiFunds or other mutual funds previously available for exchange will no longer be allowed. Please consult your Service Agent for more information.

                                     Rule 497(e) File Nos. 33-5819 and 811-5034

Supplement

DATED JULY 28, 2000 TO
PROSPECTUS DATED MAY 1, 2000

CITIFUNDS(R) CALIFORNIA TAX FREE INCOME PORTFOLIO

Effective Friday, July 14, 2000, the front-end sales charge on Class A shares of the Fund will be waived. As of that date, Class B shares will no longer be offered. Class B shares will be converted to Class A shares without imposition of any contingent deferred sales charge.

In addition, effective September 11, 2000, exchanges into certain of the CitiFunds or other mutual funds previously available for exchange will no longer be allowed. Please consult your Service Agent for more information.